UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897

                                THE ROXBURY FUNDS
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              MINNETONKA, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                        Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              MINNETONKA, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140


                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK - 97.7%
   CONSUMER DISCRETIONARY - 13.9%
      CASINOS & GAMING - 1.2%
         Bally Technologies, Inc.*                          29,885   $ 1,146,687
                                                                     -----------
      HOTELS, RESTAURANTS & LEISURE - 1.6%
         Brinker International, Inc.                        46,855       737,029
         Texas Roadhouse, Inc. - Class A*                   69,395       736,975
                                                                     -----------
                                                                       1,474,004
                                                                     -----------
      HOUSEHOLD DURABLES - 2.6%
         Jarden Corp.                                       39,765     1,116,204
         Ryland Group, Inc.                                 61,800     1,302,126
                                                                     -----------
                                                                       2,418,330
                                                                     -----------
      MULTI-LINE RETAIL - 1.2%
         Dollar Tree, Inc.*                                 23,805     1,158,827
                                                                     -----------
      SPECIALTY RETAIL - 3.7%
         American Eagle Outfitters, Inc.                    69,905     1,178,599
         Citi Trends, Inc.*                                 10,175       289,682
         Gymboree Corp.*                                    28,115     1,360,204
         PetSmart, Inc.                                     30,555       664,571
                                                                     -----------
                                                                       3,493,056
                                                                     -----------
      TEXTILES, APPAREL & LUXURY GOODS - 3.6%
         Deckers Outdoor Corp.*                             21,275     1,805,184
         Iconix Brand Group, Inc.*                          51,330       640,085
         Phillips-Van Heusen Corp.                          20,770       888,748
                                                                     -----------
                                                                       3,334,017
                                                                     -----------
         TOTAL CONSUMER DISCRETIONARY                                 13,024,921
                                                                     -----------
   CONSUMER STAPLES - 3.1%
      FOOD & STAPLES RETAILING - 0.6%
         United Natural Foods, Inc.*                        24,074       575,850
                                                                     -----------
      FOOD PRODUCTS - 0.8%
         Chiquita Brands International, Inc.*               50,215       811,474
                                                                     -----------
      PERSONAL PRODUCTS - 1.7%
         NBTY, Inc.*                                        39,765     1,573,899
                                                                     -----------
         TOTAL CONSUMER STAPLES                                        2,961,223
                                                                     -----------
   ENERGY - 3.4%
      OIL, GAS & CONSUMABLE FUELS - 3.4%
         Carrizo Oil & Gas, Inc.*                           37,990       930,375
         Comstock Resources, Inc.*                          24,315       974,545

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK - CONTINUED
         Whiting Petroleum Corp.*                           21,780   $ 1,254,093
                                                                     -----------
                                                                       3,159,013
                                                                     -----------
         TOTAL ENERGY                                                  3,159,013
                                                                     -----------
   FINANCIALS - 8.1%
      CAPITAL MARKETS - 2.5%
         Affiliated Managers Group, Inc.*                   10,890       707,959
         optionsXpress Holdings, Inc.                       97,095     1,677,801
                                                                     -----------
                                                                       2,385,760
                                                                     -----------
      COMMERCIAL BANK - 0.8%
         Umpqua Holdings Corp.                              74,460       789,276
                                                                     -----------
      INSURANCE - 0.6%
         Tower Group, Inc.                                  21,275       518,897
                                                                     -----------
      REAL ESTATE INVESTMENT TRUSTS - 3.0%
         Alexandria Real Estate Equities, Inc.              15,450       839,707
         Corporate Office Properties Trust                  32,670     1,204,870
         Franklin Street Properties Corp.                   56,165       735,762
                                                                     -----------
                                                                       2,780,339
                                                                     -----------
      THRIFTS & MORTGAGE FINANCE - 1.2%
         First Niagara Financial Group, Inc.                87,630     1,080,478
                                                                     -----------
         TOTAL FINANCIALS                                              7,554,750
                                                                     -----------
   HEALTH CARE - 19.2%
      BIOTECHNOLOGY - 4.7%
         Dendreon Corp.*                                    83,325     2,332,267
         Emergent Biosolutions, Inc.*                       41,535       733,508
         United Therapeutics Corp.*                         26,340     1,290,397
                                                                     -----------
                                                                       4,356,172
                                                                     -----------
      HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
         Inverness Medical Innovations, Inc.*               66,070     2,558,891
         Quidel Corp.*                                      56,936       924,071
         ResMed, Inc.*                                      39,005     1,763,026
                                                                     -----------
                                                                       5,245,988
                                                                     -----------
      HEALTH CARE PROVIDERS & SERVICES - 6.9%
         BioScrip, Inc.*                                    74,985       506,899
         Catalyst Health Solutions, Inc.*                   37,230     1,085,254
         Clarient, Inc.*                                   140,820       592,852
         Henry Schein, Inc.*                                19,755     1,084,747
         MEDNAX, Inc.*                                      24,315     1,335,380

                      See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK - CONTINUED
         PSS World Medical, Inc.*                           84,085   $ 1,835,576
                                                                     -----------
                                                                       6,440,708
                                                                     -----------
      HEALTH CARE TECHNOLOGY - 1.1%
         SXC Health Solutions Corp.*                        22,795     1,066,578
                                                                     -----------
      LIFE SCIENCES TOOLS & SERVICES - 0.9%
         Medivation, Inc.*                                  30,645       831,705
                                                                     -----------
         TOTAL HEALTH CARE                                            17,941,151
                                                                     -----------
   INDUSTRIALS - 10.9%
      AEROSPACE & DEFENSE - 0.5%
         DigitalGlobe, Inc.*                                21,780       487,219
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 4.6%
         Aegean Marine Petroleum Network, Inc.              65,345     1,470,262
         GeoEye, Inc.*                                      48,630     1,303,284
         Kenexa Corp.*                                      57,230       771,460
         Waste Connections, Inc.*                           27,353       789,408
                                                                     -----------
                                                                       4,334,414
                                                                     -----------
      ELECTRICAL EQUIPMENT - 0.8%
         Harbin Electric, Inc.*                             44,090       744,239
                                                                     -----------
      MACHINERY - 1.0%
         Harsco Corp.                                       26,660       944,030
                                                                     -----------
      PROFESSIONAL SERVICES - 0.7%
         FTI Consulting, Inc.*                              14,690       625,941
                                                                     -----------
      ROAD & RAIL - 3.3%
         Genesee & Wyoming, Inc. - Class A*                 35,965     1,090,459
         Landstar System, Inc.                              32,670     1,243,420
         Old Dominion Freight Line, Inc.*                   23,555       716,779
                                                                     -----------
                                                                       3,050,658
                                                                     -----------
         TOTAL INDUSTRIALS                                            10,186,501
                                                                     -----------
   INFORMATION TECHNOLOGY - 29.9%
      COMMUNICATIONS EQUIPMENT - 2.8%
         Comverse Technology, Inc.*                        111,440       975,100
         DG Fastchannel, Inc.*                              32,045       671,022
         Viasat, Inc.*                                      36,975       982,796
                                                                     -----------
                                                                       2,628,918
                                                                     -----------
      COMPUTERS & PERIPHERALS - 0.9%
         Cray, Inc.*                                        31,620       263,395
         Intevac, Inc.*                                     40,015       537,801
                                                                     -----------
                                                                         801,196
                                                                     -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS - 4.6%
         AVX Corp.                                          92,445     1,102,869
         IMAX Corp.*                                        77,245       726,875
         Maxwell Technologies, Inc.*                        47,360       872,845
         Plexus Corp.*                                      26,305       692,874

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK - CONTINUED
         Sanmina-SCI Corp.*                                109,345   $   940,367
                                                                     -----------
                                                                       4,335,830
                                                                     -----------
      INTERNET SOFTWARE & SERVICES - 2.1%
         Equinix, Inc.*                                     14,945     1,374,940
         Websense, Inc.*                                    36,725       616,980
                                                                     -----------
                                                                       1,991,920
                                                                     -----------
      IT SERVICES - 6.2%
         Euronet Worldwide, Inc.*                           50,145     1,204,984
         MAXIMUS, Inc.                                      11,820       550,812
         Sapient Corp.*                                     69,100       555,564
         TNS, Inc.*                                        128,155     3,511,447
                                                                     -----------
                                                                       5,822,807
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
         Avago Technologies, Ltd.*                          51,415       877,654
         Integrated Device Technology, Inc.*               139,550       943,358
         Intersil Corp. - Class A                           63,825       977,161
         Micron Technology, Inc.*                           74,210       608,522
         Skyworks Solutions, Inc.*                          52,190       690,996
         TriQuint Semiconductor, Inc.*                      97,200       750,384
         Veeco Instruments, Inc.*                           55,975     1,305,337
                                                                     -----------
                                                                       6,153,412
                                                                     -----------
      SOFTWARE - 6.7%
         ArcSight, Inc.*                                    28,610       688,643
         Micros Systems, Inc.*                              29,888       902,319
         Rovi Corp.*                                        53,440     1,795,584
         Smith Micro Software, Inc.*                        47,110       582,279
         Solera Holdings, Inc.                              58,345     1,815,113
         Taleo Corp. - Class A*                             21,960       497,174
                                                                     -----------
                                                                       6,281,112
                                                                     -----------
         TOTAL INFORMATION TECHNOLOGY                                 28,015,195
                                                                     -----------
   MATERIALS - 2.6%
      CHEMICALS - 1.3%
         Airgas, Inc.                                       25,325     1,224,970
                                                                     -----------
      METALS & MINING - 1.3%
         Reliance Steel & Aluminum Co.                      27,635     1,176,146
                                                                     -----------
         TOTAL MATERIALS                                               2,401,116
                                                                     -----------
   TELECOMMUNICATION SERVICES - 5.4%
      DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
         Atlantic Tele-Network, Inc.                        39,765     2,124,246
         Cogent Communications Group, Inc.*                169,286     1,912,932

                      See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED) -- CONTINUED

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK - CONTINUED
         Neutral Tandem, Inc.*                              17,515   $   398,642
                                                                     -----------
                                                                       4,435,820
                                                                     -----------
      WIRELESS TELECOMMUNICATION SERVICES - 0.7%
         Syniverse Holdings, Inc.*                          37,330       653,275
                                                                     -----------
         TOTAL TELECOMMUNICATION SERVICES                              5,089,095
                                                                     -----------
   UTILITIES - 1.2%
      GAS UTILITIES - 1.2%
         China Natural Gas, Inc.*                           91,685     1,111,222
                                                                     -----------
         TOTAL UTILITIES                                               1,111,222
                                                                     -----------
         Total COMMON STOCK
            (Cost $71,551,697)                                        91,444,187
                                                                     -----------
SHORT-TERM INVESTMENTS - 0.4%
         Blackrock Liquidity Funds
            TempCash Portfolio - Institutional Series
            (seven day effective yield 0.19%)              166,986       166,986
         Blackrock Liquidity Funds
            TempFund Portfolio - Institutional Series
            (seven day effective yield 0.19%)              166,986       166,986
                                                                     -----------
         Total SHORT-TERM INVESTMENTS
            (Cost $333,972)                                              333,972
                                                                     -----------
         TOTAL INVESTMENTS
            (COST $71,885,669)+                               98.1%   91,778,159
         OTHER ASSETS IN EXCESS OF LIABILITIES                 1.9%    1,809,155
                                                                     -----------
         NET ASSETS                                          100.0%  $93,587,314
                                                                     ===========

*    Non-income producing security.

+ The cost for federal income tax purposes is $71,885,669. At September 30, 2009, net unrealized appreciation was $19,892,490. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,207,719 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $315,229.

                      See notes to schedule of investments.

                            ROXBURY SMALL-CAP GROWTH
                        NOTES TO SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows.

                                                           LEVEL 2        LEVEL 3
                            TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                              09/30/09        PRICE         INPUTS        INPUTS
                            ------------   -----------   -----------   ------------
Investment in securities*    $91,778,159   $91,778,159       $--            $--

*    See schedule of investments detail for industry breakout.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE ROXBURY FUNDS

By (Signature and Title)*  /S/ BRIAN C. BEH
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       NOVEMBER 16, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRIAN C. BEH
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       NOVEMBER 16, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LANCE SIMPSON
                         -------------------------------------------------------
                           Lance Simpson, Treasurer and CCO
                           (principal financial officer)

Date                       NOVEMBER 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.